Income Tax - Reconciliation of the federal income tax rate (Details)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate						21.00%	21.00%
State taxes, net of federal tax benefit						2.96%	3.60%
Change in valuation allowance						(20.81%)	(25.81%)
Total income tax expense (benefit)	0.55%	(0.84%)		0.35%	(0.83%)	(0.84%)	(1.49%)
Decarbonization Plus Acquisition Corporation Iii
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate			21.00%
State taxes, net of federal tax benefit			0.00%
Change in fair value of warrant liabilities			(18.40%)
Non-deductible transaction costs			(0.80%)
Change in valuation allowance			(1.80%)
Total income tax expense (benefit)			0.00%